Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Outstanding Derivatives [Line Items]
Other current liabilities	kr 37,921	kr 33,688
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current liabilities	510	0
Other current assets	kr 9	kr 127